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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201



Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick A. Martin
Title:   Managing Director
Phone:   847/424-9124

Signature, Place, and Date of Signing:

/s/ Patrick A. Martin    Evanston, Illinois    January 23, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: 290107
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

Martin Investment Management, LLC
FORM 13F
Active Accounts
  31-Dec-12

                                                                                                  Voting Authority
                                Title of               Value   Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                   class      CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole  Shared  None
--------------                  -------- ------------ -------- ------- --- ---- ------- -------- ----- ------ ------
3M CO COM                         COM       88579Y101   10860  116965  SH        Sole            20495         96470
ABBOTT LABORATORIES               COM       002824100   11315  172755  SH        Sole            26700        146055
ACCENTURE PLC                     COM       G1151C101    3398   51096  SH        Sole             7900         43196
ACE LTD                           COM       H0023R105     824   10325  SH        Sole            10000           325
ADOBE SYSTEMS INC                 COM       00724F101    9899  262722  SH        Sole            40895        221827
ALLSTATE CORP COM                 COM       020002101    1498   37300  SH        Sole            18800         18500
AMERICAN EXPRESS CO               COM       025816109    8499  147857  SH        Sole            30055        117802
APPLE INC                         COM       037833100   16357   30687  SH        Sole             4220         26467
BERKSHIRE HATHAWAY INC            COM       084670702   10893  121436  SH        Sole            20215        101221
BOC HONG KONG HOLDINGS LTD (HK    COM       Y0920U103      31   10000  SH        Sole                          10000
CELGENE CORP                      COM        1.51E+08    9644  122511  SH        Sole            17695        104816
CHEVRON CORP COM                  COM        1.67E+08    5908   54632  SH        Sole             9325         45307
CHUBB CORP COM                    COM        1.71E+08     836   11100  SH        Sole                          11100
COLGATE-PALMOLIVE CO COM          COM        1.94E+08   10283   98360  SH        Sole            17305         81055
COMCAST CORP CL A                 COM       20030N101    2144   57400  SH        Sole            28700         28700
CVS CAREMARK CORP                 COM        1.27E+08    1748   36150  SH        Sole            18150         18000
DARDEN RESTAURANTS INC COM        COM        2.37E+08    1447   32100  SH        Sole            15900         16200
DEVON ENERGY CORP NEW             COM       25179M103    6007  115421  SH        Sole            24295         91126
EBAY INC                          COM        2.79E+08    1444   28300  SH        Sole            13500         14800
EXXON MOBIL CORP                  COM       30231G102    9773  112923  SH        Sole            19980         92943
FISERV INC COM                    COM        3.38E+08   10404  131640  SH        Sole            22075        109565
FREEPORT-MCMORAN COPPER & GOLD    COM       35671D857    2588   75682  SH        Sole             8100         67582
GOOGLE INC CL A                   COM       38259P508   10542   14861  SH        Sole             2305         12556
HELMERICH & PAYNE INC COM         COM        4.23E+08   11100  198183  SH        Sole            32625        165558
ICTC GROUP INC FRAC SHS           COM       EEK31F102       0   66000  SH        Sole                          66000
INTERNATIONAL BUSINESS MACHINE    COM        4.59E+08    6161   32162  SH        Sole             6480         25682
JOHNSON & JOHNSON COM USD1        COM        4.78E+08    9882  140974  SH        Sole            20135        120839
KIMBERLY CLARK CORP               COM        4.94E+08     445    5275  SH        Sole                           5275
LABORATORY CORP AMER HLDGS        COM       50540R409    5832   67333  SH        Sole             3800         63533
LIFE TECHNOLOGIES CORP            COM       53217V109    7459  151971  SH        Sole            16725        135246
MASTERCARD INC-CLASS A            COM       57636Q104   15033   30599  SH        Sole             4755         25844
NATIONAL OILWELL VARCO COM STK    COM        6.37E+08    7649  111906  SH        Sole            13520         98386
NESTLE SA (CHF)                   COM       H57312946     226    3475  SH        Sole                           3475
NESTLE S A SPONSORED ADR REPST    ADR        6.41E+08    3363   51605  SH        Sole             8320         43285
NVIDIA CORP COM                   COM       67066G104     799   65210  SH        Sole            31800         33410
OMNICOM GROUP INC COM             COM        6.82E+08    9884  197829  SH        Sole            36330        161499
PPL CORP COM                      COM       69351T106    1671   58350  SH        Sole            28900         29450
PRAXAIR INC                       COM       74005P104     854    7800  SH        Sole             2600          5200
PROCTER & GAMBLE COM NPV          COM        7.43E+08   10224  150595  SH        Sole            26180        124415
RIO TINTO PLC ADR                 ADR        7.67E+08     331    5700  SH        Sole             5700
SCHLUMBERGER LTD                  COM        8.07E+08    2317   33445  SH        Sole                          33445
SINGAPORE TELECOMMUNICATIONS (    COM       Y79985209      38   14000  SH        Sole                          14000
STRYKER CORP                      COM        8.64E+08    9459  172544  SH        Sole            25185        147359
THERMO FISHER CORP                COM        8.84E+08   10293  161376  SH        Sole            21995        139381
UNITED TECHNOLOGIES CORP COM      COM        9.13E+08    8831  107682  SH        Sole            22480         85202
VARIAN MEDICAL SYSTEMS INC        COM       92220P105   11016  156827  SH        Sole            22615        134212
VERISK ANALYTICS INC              COM       92345Y106    9403  184372  SH        Sole            33610        150762
VERIZON COMMUNICATIONS            COM       92343V104     805   18610  SH        Sole                          18610
VODAFONE GROUP PLC SPONSORED A    ADR       92857W209     691   27425  SH        Sole            23700          3725
REPORT SUMMARY                     49    DATA RECORDS  290107           0                    OTHER MANAGERS ON WHOSE
                                                                                              BEHALF REPORT IS FILED